Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions [Abstract]
Summary of Assets Acquired and Liabilities Assumed

The following is a summary of assets acquired and liabilities assumed as of January 1, 2016 (in thousands):

Purchase price, January 1, 2016	$62,312
Identifiable assets acquired and liabilities assumed:
Property and equipment, net	6,447
Asset retirement obligations	(148)
Total identifiable net assets	6,299
Partners' capital effect, January 1, 2016	$56,013

Summary of the Results of Operations of the Acquired Assets for the Period of Common Control

The following is a summary of the results of operations of the acquired assets for the period of common control during the year ended December 31, 2015 (in thousands):

Year Ended December 31, 2015
Operations and maintenance	$232
Depreciation and amortization	41
Total operating expenses	273
Net loss attributable to sponsor	$(273)